Line of Credit (Narrative) (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Line of Credit [Abstract]
Maximum credit limit under line of credit	$ 8,000,000	$ 8,000,000
Line of credit basis of interest rate	The Line of Credit bears interest at the bank's US Base Rate (March 31, 2023 - 8.0%, March 31, 2022 - 4.0%) plus 1.5%.
Personal guarantees provided by company directors	$ 5,020,000
Description of current ratio limit under line of credit	1.2:1
Line of credit subject to margin requirement	$ 5,000,000
Line of credit, drawn balance	$ 6,612,232	$ 5,766,379